INCOME TAXES - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	$ 52	$ 43
Deductible temporary differences for which no deferred tax asset is recognised	81	$ 11
Unused Tax Losses, Indefinitely Carried Forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	3
Unused Tax Losses, Expiring in Five Years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	$ 78